Post-employment Benefits - Fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-employment pension plans.
Beginning of year	$ (772,482)	$ (733,049)
Retirement of spun-off businesses	23,403	(84,067)
Return on plan assets	36,881	35,596
Remeasurement on plan assets	(88,707)	(62,779)
Benefits paid	71,737	75,010
End of year	(954,248)	(772,482)
Pensions
Post-employment pension plans.
Beginning of year	(172,493)
Retirement of spun-off businesses	23,286
Remeasurement on plan assets	(27,412)
Benefits paid	46,460
End of year	(212,665)	(172,493)
Seniority Premiums
Post-employment pension plans.
Beginning of year	(599,989)
Retirement of spun-off businesses	117
Remeasurement on plan assets	(61,295)
Benefits paid	25,277
End of year	(741,583)	(599,989)
Plan assets
Post-employment pension plans.
Beginning of year	431,982	474,479
Retirement of spun-off businesses	(23,403)	(1,888)
Return on plan assets	36,881	35,596
Remeasurement on plan assets	1,480	7,310
Benefits paid	(26,537)	(83,515)
End of year	420,403	431,982
Plan assets | Pensions
Post-employment pension plans.
Beginning of year	389,703
Retirement of spun-off businesses	(23,286)
Return on plan assets	33,045
Remeasurement on plan assets	1,456
Benefits paid	(26,537)
End of year	374,381	389,703
Plan assets | Seniority Premiums
Post-employment pension plans.
Beginning of year	42,279
Retirement of spun-off businesses	(117)
Return on plan assets	3,836
Remeasurement on plan assets	24
End of year	$ 46,022	$ 42,279